Shareholder Report, Line Graph (Details) 195386_Matson Money International Equity VI Portfolio_Class L_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Matson Money International Equity VI Portfolio
Accumulated Value	$ 20,440	$ 16,681	$ 14,229	$ 12,331	$ 14,620	$ 10,914	$ 10,895	$ 12,328	$ 12,190	$ 10,000	$ 26,090
MSCI WORLD ex USA Index (Net Dividends) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI WORLD (ex USA) Index (Net Dividends)
Accumulated Value	20,747	18,060	15,120	12,984	15,943	12,596	11,888	12,243	11,714	10,000	$ 25,383
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Composite Index
Accumulated Value	$ 19,764	$ 16,733	$ 14,225	$ 12,678	$ 15,920	$ 12,540	$ 11,718	$ 12,469	$ 12,110	$ 10,000	$ 25,122